VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
ANNUAL REPORT
DECEMBER 31, 2015

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests.  We take pride in our continued commitment to provide prompt, courteous service to our policyowners.  For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

The investment results presented in this report are historical and are no indication of future performance.

Report of Independent Registered Public Accounting Firm

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account A of Monarch Life Insurance Company:

In our opinion, the accompanying statement of net assets and the related statement of operations and changes in net assets present fairly, in all material respects, the financial position of each of the investment divisions constituting Variable Account A, a separate account of Monarch Life Insurance Company, (the "Sponsor Company") at December 31, 2015 and 2014, the results of its operations for the years then ended, the changes in its net assets for each of the years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Sponsor Company's management. Our responsibility is to express an opinion on   these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 and 2014 by correspondence with custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
April 21, 2016

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2015

ASSETS	Cost	Shares/Units	Market Value
Investment in BlackRock Series Fund, Inc.:
BlackRock Government Money Market Portfolio	$10,122,222	10,122,222	$10,122,222
BlackRock U.S. Government Bond Portfolio	4,625,486	412,816	4,499,698
BlackRock Total Return Portfolio	4,964,979	438,961	5,048,054
BlackRock Large Cap Core Portfolio	17,491,166	747,157	19,822,082
BlackRock Capital Appreciation Portfolio	13,902,017	534,921	18,358,480
BlackRock Balanced Capital Portfolio	34,087,087	2,359,129	39,491,816
BlackRock High Yield Portfolio	2,170,000	396,515	1,946,888
BlackRock Global Allocation Portfolio	11,058,859	767,612	10,930,793
	98,421,816		110,220,033

Investment in The Merrill Lynch Fund of Stripped ("Zero")
U.S. Treasury Securities:
2019 Trust	122,956	218,070	198,118
	122,956		198,118
Total Invested Assets	98,544,772		110,418,151

Dividends Receivable			31,080
Total Assets			110,449,231

LIABILITIES
Payable to Monarch Life Insurance Company			1,874,969
Total Liabilities			1,874,969

Net Assets			$108,574,262

NET ASSETS
For Variable Life Insurance Policies			$108,573,333
Unamortized Allocated Policy Loading			929
Total Net Assets			$108,574,262

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2014

ASSETS	Cost	Shares/Units	Market Value
Investment in BlackRock Series Fund, Inc.:
BlackRock Money Market Portfolio	$12,846,324	12,846,324	$12,846,324
BlackRock U.S. Government Bond Portfolio	4,881,319	435,401	4,819,884
BlackRock Total Return Portfolio	5,067,157	449,018	5,280,454
BlackRock Large Cap Core Portfolio	18,265,563	795,253	22,354,559
BlackRock Capital Appreciation Portfolio	12,777,689	519,346	18,016,120
BlackRock Balanced Capital Portfolio	34,059,661	2,404,044	42,816,015
BlackRock High Yield Portfolio	2,927,978	527,263	2,868,313
BlackRock Global Allocation Portfolio	10,909,866	759,406	11,785,978
	101,735,557		120,787,647

Investment in The Merrill Lynch Fund of Stripped ("Zero")
U.S. Treasury Securities:
2019 Trust	126,310	224,103	199,719
	126,310		199,719
Total Invested Assets	101,861,867		120,987,366

Dividends Receivable			39,185
Total Assets			121,026,551

LIABILITIES
Payable to Monarch Life Insurance Company			1,309,131
Total Liabilities			1,309,131

Net Assets			$119,717,420

NET ASSETS
For Variable Life Insurance Policies			$119,715,817
Unamortized Allocated Policy Loading			1,603
Total Net Assets			$119,717,420

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2015
		BlackRock Government Money Market Division	BlackRock U.S. Government Bond Division		BlackRock Large Cap Core Division	BlackRock Capital Appreciation Division	BlackRock Balanced Capital Division	BlackRock High Yield Division
	Total			BlackRock Total Return Division

Investment Income:
Dividends	$1,535,348	$4	$98,136	$132,569	$238,569	$23,556	$669,589	$160,424
Expenses:
Risk Charges and Administrative Expenses	(660,382)	(60,449)	(25,285)	(28,021)	(120,329)	(100,252)	(234,651)	(17,025)
Transaction Charges	(680)	--	--	--	--	--	--	--
Net Investment Income (Loss)	874,286	(60,445)	72,851	104,548	118,240	(76,696)	434,938	143,399

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	2,254,593	--	(6,990)	15,662	623,221	610,578	968,403	(42,087)
Net Unrealized Gains (Losses)	(7,252,123)	--	(64,354)	(130,223)	(1,758,081)	(781,968)	(3,351,626)	(163,447)
Capital Gain Distributions	5,052,716	637	--	--	1,022,721	1,448,662	1,930,004	-
Net Gains and (Losses)	55,186	637	(71,344)	(114,561)	(112,139)	1,277,272	(453,219)	(205,534)

Net Increase (Decrease) in Net Assets
Resulting from Operations	929,472	(59,808)	1,507	(10,013)	6,101	1,200,576	(18,281)	(62,135)

Transfers of Net Premiums	1,013,347	159,945	56,390	71,786	183,143	116,593	327,216	13,844
Transfers of Policy Loading, Net	26	(2,234)	144	153	470	395	806	38
Transfers Due to Deaths	(3,327,352)	(276,862)	(27,062)	(103,778)	(840,155)	(585,419)	(1,398,252)	796
Transfers Due to Other Terminations	(5,614,967)	(2,683,900)	(207,621)	(130,454)	(507,097)	(447,887)	(1,248,601)	(101,315)
Transfers Due to Policy Loans	(747,375)	(823,377)	34,389	21,820	(25,858)	7,980	34,799	24,554
Transfers of Cost of Insurance	(3,113,315)	(383,532)	(134,005)	(172,485)	(573,939)	(474,863)	(987,750)	(114,520)
Transfers of Net Loan Cost	(282,994)	(52,041)	(8,920)	(15,921)	(53,119)	(44,931)	(51,725)	(37,439)
Transfers Among Investment Divisions	--	1,329,874	(39,129)	77,538	(868,203)	465,105	(178,240)	(671,164)

Net Decrease in Net Assets
Resulting from Principal Transactions	(12,072,630)	(2,732,127)	(325,814)	(251,341)	(2,684,758)	(963,027)	(3,501,747)	(885,206)

Total Increase (Decrease) in Net Assets	(11,143,158)	(2,791,935)	(324,307)	(261,354)	(2,678,657)	237,549	(3,520,028)	(947,341)
Net Assets - Beginning of Year	119,717,420	12,707,367	4,776,284	5,236,502	22,112,753	17,821,242	42,352,879	2,854,345
Net Assets - End of Year	$108,574,262	$9,915,432	$4,451,977	$4,975,148	$19,434,096	$18,058,791	$38,832,851	$1,907,004

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2015 (Continued)
	BlackRock Global Allocation Division
		2019 Division

Investment Income:
Dividends	$212,501	$--
Expenses:
Risk Charges and Administrative Expenses	(73,372)	(998)
Transaction Charges	--	(680)
Net Investment Income (Loss)	139,129	(1,678)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	83,693	2,113
Net Unrealized Gains (Losses)	(1,004,178)	1,754
Capital Gain Distributions	650,692	--
Net Gains and (Losses)	(269,793)	3,867

Net Increase (Decrease) in Net Assets
Resulting from Operations	(130,664)	2,189

Transfers of Net Premiums	84,254	176
Transfers of Policy Loading, Net	251	3
Transfers Due to Deaths	(96,675)	55
Transfers Due to Other Terminations	(288,073)	(19)
Transfers Due to Policy Loans	(21,682)	--
Transfers of Cost of Insurance	(269,223)	(2,998)
Transfers of Net Loan Cost	(18,598)	(300)
Transfers Among Investment Divisions	(115,781)	--

Net Decrease in Net Assets
Resulting from Principal Transactions	(725,527)	(3,083)

Total Increase (Decrease) in Net Assets	(856,191)	(894)
Net Assets - Beginning of Year	11,658,490	197,558
Net Assets - End of Year	$10,802,299	$196,664

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2014
		BlackRock Money Market Division	BlackRock U.S. Government Bond Division	BlackRock Total Return Division	BlackRock Large Cap Core Division	BlackRock Capital Appreciation Division	BlackRock Balanced Capital Division	BlackRock High Yield Division
	Total

Investment Income:
Dividends	$1,912,750	$4	$101,982	$162,697	$227,732	$29,916	$774,341	$321,470
Expenses:
Risk Charges and Administrative Expenses	(689,145)	(66,078)	(26,299)	(28,658)	(120,417)	(96,470)	(241,190)	(32,759)
Transaction Charges	(742)	--	--	--	--	--	--	--
Net Investment Income (Loss)	1,222,863	(66,074)	75,683	134,039	107,315	(66,554)	533,151	288,711

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	2,704,816	--	(12,490)	18,117	532,987	907,272	1,076,920	(34,046)
Net Unrealized Gains (Losses)	(5,485,366)	--	191,355	176,954	(81,806)	(2,452,728)	(1,934,898)	(191,690)
Capital Gain Distributions	10,390,934	709	--	--	1,869,426	3,034,617	4,503,001	13,053
Net Gains and (Losses)	7,610,384	709	178,865	195,071	2,320,607	1,489,161	3,645,023	(212,683)

Net Increase (Decrease) in Net Assets
Resulting from Operations	8,833,247	(65,365)	254,548	329,110	2,427,922	1,422,607	4,178,174	76,028

Transfers of Net Premiums	1,055,447	168,671	60,625	76,776	182,199	119,477	346,979	24,172
Transfers of Policy Loading, Net	70	142	15	14	(21)	(2)	(77)	28
Transfers Due to Deaths	(3,167,266)	(298,521)	(85,230)	(31,643)	(300,986)	(614,152)	(1,610,504)	6,781
Transfers Due to Other Terminations	(2,984,691)	(272,816)	(132,941)	(171,981)	(682,079)	(380,488)	(1,267,371)	(14,692)
Transfers Due to Policy Loans	(558,077)	16,886	(42,720)	(82,899)	(172,662)	(14,183)	(32,691)	(75,852)
Transfers of Cost of Insurance	(3,169,291)	(396,288)	(136,385)	(164,275)	(576,689)	(449,148)	(1,033,711)	(132,480)
Transfers of Net Loan Cost	(284,491)	(35,322)	(9,927)	(15,109)	(56,452)	(42,677)	(71,322)	(33,030)
Transfers Among Investment Divisions	--	2,766,882	22,637	(37,211)	448,767	(150,125)	435,761	(3,348,678)

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(9,108,299)	1,949,634	(323,925)	(426,328)	(1,157,923)	(1,531,298)	(3,232,937)	(3,573,751)

Total Increase (Decrease) in Net Assets	(275,052)	1,884,269	(69,377)	(97,218)	1,269,999	(108,691)	945,237	(3,497,723)
Net Assets - Beginning of Year	119,992,472	10,823,098	4,845,662	5,333,720	20,842,753	17,929,933	41,407,641	6,352,068
Net Assets - End of Year	$119,717,420	$12,707,367	$4,776,284	$5,236,502	$22,112,752	$17,821,242	$42,352,879	$2,854,345

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2014 (Continued)
	BlackRock Global Allocation Division	2014 Division	2019 Division

Investment Income:
Dividends	$294,608	$--	$--
Expenses:
Risk Charges and Administrative Expenses	(76,179)	(97)	(998)
Transaction Charges	--	(63)	(680)
Net Investment Income (Loss)	218,429	(160)	(1,678)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	163,284	50,733	2,039
Net Unrealized Gains (Losses)	(1,145,841)	(50,735)	4,023
Capital Gain Distributions	970,128	--	--
Net Gains and (Losses)	(12,429)	(2)	6,062

Net Increase (Decrease) in Net Assets
Resulting from Operations	206,000	(162)	4,384

Transfers of Net Premiums	75,763	609	176
Transfers of Policy Loading, Net	(30)	2	(1)
Transfers Due to Deaths	(234,427)	628	788
Transfers Due to Other Terminations	(62,292)	(17)	(14)
Transfers Due to Policy Loans	(153,956)	--	--
Transfers of Cost of Insurance	(277,543)	873	(3,645)
Transfers of Net Loan Cost	(20,466)	188	(374)
Transfers Among Investment Divisions	10,230	(148,263)	--

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(662,721)	(145,980)	(3,070)

Total Increase (Decrease) in Net Assets	(456,721)	(146,141)	1,315
Net Assets - Beginning of Year	12,115,211	146,141	196,244
Net Assets - End of Year	$11,658,490	$--	$197,559

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Variable Account A of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of nine investment divisions.  Eight of the divisions each invest solely in the shares of eight corresponding portfolios of the BlackRock Series Fund, Inc. (Series Fund), a diversified open-end management investment company registered under the 1940 Act.  The Series Fund's investment advisor is BlackRock Advisors, LLC. One division invests solely in the units of the corresponding series trust of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the Trusts), which is registered under the 1940 Act as a unit investment trust.  The sponsor of the Trusts is Advisor's Asset Management Inc.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies.  The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum guaranteed death benefit) and other policy benefits.  Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life makes certain deductions from premiums before such amounts are transferred to the Account.  The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes.  For certain policies, the sum of deductions (3) and (4) is initially included in the investment base of a policyowner in the Account.  This allocated policy loading is subtracted from that policyowner's investment base in installments during subsequent policy years.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal Re).  On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court).  A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994.  Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended, revoked or not renewed Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales.

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance policies, variable life insurance policies, and annuity contracts.  Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life and Regal Re.  The Account cannot be charged with liabilities arising out of any other business of Monarch Life or Regal Re and is held for the exclusive benefit of the policyowners participating in the Account.

Effective September 1, 2015, the BlackRock Money Market Portfolio, was renamed BlackRock Government Money Market Portfolio.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements.  Preparation of financial statements requires the use of estimates made by management.  Actual results may differ from these estimates.  The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS:  The investments in shares of the Series Fund and units of the Trusts are stated at market value, which is the net asset value per share and per unit of the respective portfolios and series trusts of the Series Fund and the Trusts each day that the New York Stock Exchange is open.  Investment transactions are accounted for on the date the shares and units are purchased or sold.  The cost of shares and units redeemed and realized gains and losses are determined on the first-in, first-out method.  Dividend income and capital gain distributions received from the Series Fund and the Trusts are reinvested in additional shares of the Series Fund and in units of the Trusts, respectively, and are recorded by the Account on the ex-dividend date.

FEDERAL INCOME TAXES:  For federal income tax purposes, operations of the Account are combined with those of Monarch Life, which is taxed as a life insurance company.  Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

FAIR VALUE MEASUREMENT:  At December 31, 2015 and December 31, 2014, all the Account's recurring fair value measurements, which consist solely of mutual funds and marketable securities, represent Level 1 fair value measurements, which, as defined in Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurements and Disclosures, are quoted prices in active markets for identical securities.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Series Fund and units of the Trusts by the Account for the year ended December 31, 2015, are shown below:

	Purchases	Sales
BlackRock Government Money Market Portfolio	$6,092,680	$8,816,782
BlackRock U.S. Government Bond Portfolio	137,651	386,493
BlackRock Total Return Portfolio	304,870	422,708
BlackRock Large Cap Core Portfolio	1,522,756	2,920,372
BlackRock Capital Appreciation Portfolio	2,053,929	1,540,180
BlackRock Balanced Capital Portfolio	3,070,572	4,011,548
BlackRock High Yield Portfolio	2,788,578	3,504,470
BlackRock Global Allocation Portfolio	936,354	871,052
2019 Trust	118	5,585
Totals	$16,907,508	$22,479,190

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 4 - EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks.  The daily charge varies by policy form and is currently equal to a rate of .50% to .90% (on an annual basis) of the policyowners' investment base.

NOTE 5-TRANSACTION CHARGES

Monarch Life pays all transaction charges to the sponsor of the Trusts, on the sale of units of the Trusts to the Account and deducts a daily charge from the assets of each series trust division in the Account for the reimbursement of these transaction charges.  The daily charge is currently equal to a rate of .34% (on an annual basis) of the policyowners' respective investment base.

NOTE 6-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, are shown below:

	2015			2014
	Issued	Redeemed	Net Increase (Decrease)	Issued	Redeemed	Net Increase (Decrease)
BlackRock Gov't Money Market Division	149,403	215,168	(65,765)	348,188	300,705	47,483
BlackRock U.S. Gov't Bond Division	462	3,952	(3,490)	305	4,068	(3,763)
BlackRock Total Return Division	1,486	3,390	(1,904)	1,063	5,055	(3,992)
BlackRock Large Cap Core Division	1,211	12,315	(11,104)	4,985	10,928	(5,943)
BlackRock Capital Appreciation Division	3,462	8,083	(4,621)	2,765	12,713	(9,948)
BlackRock Balanced Capital Division	5,134	39,737	(34,603)	2,097	39,430	(37,333)
BlackRock High Yield Division	35,043	46,079	(11,036)	116,898	165,882	(48,984)
BlackRock Global Allocation Division	1,068	10,401	(9,333)	1,551	10,928	(9,377)
2014 Division	--	--	--	4	4,070	(4,066)
2019 Division	5	155	(150)	7	158	(151)

NOTE 7-POLICY CHARGES

Monarch Life periodically deducts a charge for mortality cost from a policyowner's investment base.  This charge is for the cost of providing life insurance coverage for the insured.

Monarch Life may charge certain policies a quarterly administrative fee of $12.50.  Additionally, Monarch Life may charge an excess reallocation fee of $25.00 for those policyowners who reallocate investment base more than five times a year.  These fees (if applicable) would be deducted from a policyowner's investment base.

Policies that have outstanding policyowner loans are charged an annual net loan cost, which ranges by policy form from .60% to 2.00%.  A policyowner's investment base is reduced by the net loan cost.

NOTE 8-POLICYOWNERS' INVESTMENT BASE

Policyowners' investment base for 2015, 2014, 2013, 2012, and 2011 consists of the following:

	At December 31, For the year ended December 31,
2015	Units	Separate Account Index Lowest to Highest			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base** Lowest to Highest			Total Return*** Lowest to Highest
BlackRock Gov't Money Market Division	249,376	$36.29	to	$42.80	$10,122,222	0.00%	.50%	to	.90%	(0.89%)	to	(0.49%)
BlackRock U.S. Government Bond Division	48,046	82.70	to	95.26	4,508,779	2.10%	.50%	to	.90%	(0.34%)	to	0.05%
BlackRock Total Return Division	43,742	101.90	to	117.36	5,059,843	2.54%	.50%	to	.90%	(0.59%)	to	(0.20%)
BlackRock Large Cap Core Division	86,412	204.17	to	235.16	19,822,082	1.13%	.50%	to	.90%	(0.30%)	to	0.10%
BlackRock Capital Appreciation Division	100,666	161.12	to	185.58	18,358,478	0.13%	.50%	to	.90%	6.31%	to	6.73%
BlackRock Balanced Capital Division	412,435	86.61	to	98.03	39,491,816	1.64%	.50%	to	.90%	(0.37%)	to	0.02%
BlackRock High Yield Division	27,609	64.43	to	72.62	1,957,112	5.51%	.50%	to	.90%	(5.47%)	to	(5.10%)
BlackRock Global Allocation Division	146,922	68.95	to	77.36	10,930,794	1.82%	.50%	to	.90%	(1.51%)	to	(1.12)%
2019 Division	7,837	23.64	to	25.28	198,110	--	.84%	to	1.24%	0.69%	to	1.09%

	2014
BlackRock Money Market Division	315,141	$36.62	to	$42.01	$12,846,324	0.00%	.50%	to	.90%	(0.89%)	to	(0.49%)
BlackRock U.S. Government Bond Division	51,536	82.99	to	95.21	4,828,514	2.10%	.50%	to	.90%	5.01%	to	5.42%
BlackRock Total Return Division	45,646	102.50	to	117.59	5,293,764	3.05%	.50%	to	.90%	5.95%	to	6.37%
BlackRock Large Cap Core Division	97,516	204.78	to	234.92	22,354,559	1.07%	.50%	to	.90%	11.78%	to	12.22%
BlackRock Capital Appreciation Division	105,287	151.56	to	173.87	18,016,120	0.17%	.50%	to	.90%	7.96%	to	8.39%
BlackRock Balanced Capital Division	447,038	86.94	to	98.01	42,816,015	1.83%	.50%	to	.90%	10.08%	to	10.51%
BlackRock High Yield Division	38,645	68.16	to	76.52	2,885,558	5.24%	.50%	to	.90%	0.97%	to	1.37%
BlackRock Global Allocation Division	156,255	70.01	to	78.23	11,785,978	2.51%	.50%	to	.90%	1.41%	to	1.81%
2019 Division	7,987	23.47	to	25.01	199,713	--	.84%	to	1.24%	1.80%	to	2.21%

	2013
BlackRock Money Market Division	267,658	$36.95	to	$42.22	$10,981,561	0.00%	.50%	to	.90%	(0.89%)	to	(0.49%)
BlackRock U.S. Government Bond Division	55,299	79.03	to	90.31	4,916,601	2.24%	.50%	to	.90%	(3.86%)	to	(3.48%)
BlackRock Total Return Division	49,638	96.74	to	110.54	5,411,810	3.17%	.50%	to	.90%	(1.93%)	to	(1.54%)
BlackRock Large Cap Core Division	103,459	183.20	to	209.33	21,147,908	1.16%	.50%	to	.90%	33.09%	to	33.62%
BlackRock Capital Appreciation Division	115,235	140.39	to	160.42	18,192,449	0.26%	.50%	to	.90%	33.33%	to	33.86%
BlackRock Balanced Capital Division	484,371	78.98	to	88.68	42,013,866	2.00%	.50%	to	.90%	19.22%	to	19.69%
BlackRock High Yield Division	87,629	67.50	to	75.49	6,445,069	5.26%	.50%	to	.90%	9.32%	to	9.75%
BlackRock Global Allocation Division	165,632	69.04	to	76.84	12,292,587	1.89%	.50%	to	.90%	13.91%	to	14.37%
2014 Division	4,066	34.08	to	36.90	148,281	--	.84%	to	1.24%	(1.13%)	to	(0.74%)
2019 Division	8,138	23.06	to	24.47	199,117	--	.84%	to	1.24%	(4.48%)	to	(4.10%)

	2012
BlackRock Money Market Division	274,010	$37.28	to	$42.43	$11,298,317	0.00%	.50%	to	.90%	(0.89%)	to	(0.50%)
BlackRock U.S. Government Bond Division	62,640	82.21	to	93.56	5,778,889	2.15%	.50%	to	.90%	1.72%	to	2.12%
BlackRock Total Return Division	55,638	98.65	to	112.28	6,161,030	3.52%	.50%	to	.90%	6.81%	to	7.24%
BlackRock Large Cap Core Division	114,748	137.65	to	156.66	17,555,322	1.72%	.50%	to	.90%	11.94%	to	12.39%
BlackRock Capital Appreciation Division	125,361	105.29	to	119.84	14,795,166	1.12%	.50%	to	.90%	13.46%	to	13.91%
BlackRock Balanced Capital Division	514,359	66.25	to	74.09	37,296,040	2.31%	.50%	to	.90%	9.80%	to	10.24%
BlackRock High Yield Division	100,232	61.75	to	68.78	6,715,165	6.73%	.50%	to	.90%	15.16%	to	15.62%
BlackRock Global Allocation Division	187,804	60.60	to	67.19	12,216,713	1.47%	.50%	to	.90%	9.47%	to	9.90%
2013 Division	769	31.45	to	34.06	26,145	--	.84%	to	1.24%	(1.51%)	to	(1.12%)
2014 Division	4,494	34.47	to	37.18	165,393	--	.84%	to	1.24%	(1.01%)	to	(0.62%)
2019 Division	7,775	24.14	to	25.51	198,347	--	.84%	to	1.24%	2.57%	to	2.98%

NOTE 8-POLICYOWNERS' INVESTMENT BASE (Continued)

	At December 31, For the year ended December 31,
2011	Units	Separate Account Index Lowest to Highest			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base** Lowest to Highest			Total Return*** Lowest to Highest
BlackRock Money Market Division	392,042	$37.61	to	$42.64	$16,254,895	0.00%	.50%	to	.90%	(0.89%)	to	(0.49%)
BlackRock U.S. Government Bond Division	67,096	80.82	to	91.62	6,057,205	2.73%	.50%	to	.90%	5.51%	to	5.93%
BlackRock Total Return Division	57,761	92.36	to	104.70	5,967,100	4.37%	.50%	to	.90%	5.40%	to	5.82%
BlackRock Large Cap Core Division	125,661	122.97	to	139.39	17,114,127	1.26%	.50%	to	.90%	1.70%	to	2.10%
BlackRock Capital Appreciation Division	146,637	92.80	to	105.20	15,176,643	0.67%	.50%	to	.90%	(9.47%)	to	(9.11%)
BlackRock Balanced Capital Division	551,950	60.34	to	67.21	36,316,670	2.66%	.50%	to	.90%	3.65%	to	4.06%
BlackRock High Yield Division	50,314	53.62	to	59.49	2,927,722	7.14%	.50%	to	.90%	1.14%	to	1.54%
BlackRock Global Allocation Division	179,697	55.36	to	61.13	10,649,946	6.22%	.50%	to	.90%	(4.25%)	to	(3.87%)
2013 Division	778	31.93	to	34.44	26,784	--	.84%	to	1.24%	(0.67%)	to	(0.27%)
2014 Division	5,699	34.82	to	37.41	211,195	--	.84%	to	1.24%	1.52%	to	1.92%
2019 Division	7,919	23.53	to	24.77	196,172	--	.84%	to	1.24%	13.26%	to	13.71%

*These ratios represent dividends received by the Account's divisions from the underlying investments, divided by the respective division's average net assets.  These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account's unit values.  The recognition of investment income by the Account's divisions is affected by the timing of the declaration of dividends by the underlying investments.

**These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account's unit values.  Expenses of the underlying investments and any charges made directly to a policy (through the redemption of units) are excluded.

***These ratios represent the total return of the Account's divisions.  These ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios.  These ratios do not include any policy charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

NOTE 9-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified.  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code.  Monarch Life believes, based on assurances from the Series Fund and the Trusts, that the Account satisfies the current requirements of the regulations.

NOTE 10-PRINCIPAL UNDERWRITING AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account.  BCSI is a wholly‑owned subsidiary of Monarch Life.

NOTE 11‑SUBSEQUENT EVENTS

As of April 21, 2016, the date in which the financial statements were available to be issued, management has determined that no subsequent events have occurred following the balance sheet date of December 31, 2015 which require recognition or disclosure in the financial statements.